Borrowings - Mainland China Facilities (Details) - 12 months ended Apr. 02, 2023 ¥ in Millions, $ in Millions	CAD ($) facility	CNY (¥) facility
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, number of loan facilities	2	2
Borrowings	$ 61.0	¥ 310.0
Borrowings, interest rate in terms of loan rate	1 year
Mainland China Facilities | Loan prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.15%	0.15%
Mainland China Facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months
Mainland China Facilities | Term one
Disclosure of detailed information about borrowings [line items]
Borrowings, term	1 month
Borrowings, interest rate payable, period	1 month
Mainland China Facilities | Term two
Disclosure of detailed information about borrowings [line items]
Borrowings, term	3 months
Borrowings, interest rate payable, period	3 months
Mainland China Facilities | Term three
Disclosure of detailed information about borrowings [line items]
Borrowings, term	6 months
Borrowings, interest rate payable, period	6 months
Japan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months